Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax	$ 18,096,387	$ 4,256,031	$ 3,971,956
Income tax rate	30.00%	30.00%	35.00%
Income tax using the Bank's income tax rate	$ 5,428,916	$ 1,276,809	$ 1,390,185
Permanent Differences [Abstract]
Tax -exempt income	(481,363)	(302,054)	(397,886)
Non-deductible expenses	64,150	107,659	55,237
Change in tax rate	(941,342)	(443,693)	(1,357,294)
Other	(15,641)	(27,109)	(42,209)
Net monetary inflation adjustment	7,705,386	8,234,425	4,629,817
Sub total	11,760,106	8,846,037	4,277,850
Inflation adjustment	(9,687,939)	(2,175,295)	(3,166,423)
Income tax expense	$ 2,072,167	$ 6,670,742	$ 1,111,427	$ 555,002	$ 647,945	$ 264,257
Effective tax rate	11.00%	157.00%	28.00%